Fair Value Measurements (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2023
Forward Purchase Agreement [Member]
Fair Value Measurements (Details) [Line Items]
Change in fair value of forward purchase units	$ 2,760,000	$ 3,220,000